Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 588,733	$ 524,981	$ 463,882
Personnel related liabilities	240,222	218,574	378,251
Operating lease liabilities	36,282	36,783	36,414
Facility related liabilities	$ 8,033	8,547	11,078
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total
Other liabilities	$ 21,098	91,730	13,532
Restructuring liabilities	10,383	29,120	4,951
Short term government grants	75	41	43
Total	904,826	909,776	908,151
Amounts due to third parties for reimbursable expenses	$ 427,100	$ 369,200	$ 333,000